Investment securities, including securities measured at fair value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost Method Investments	$ 12,688	$ 19,426
Chi Lin Optoelectronics Co Ltd [Member]
Cost Method Investments	625	625
Chi Lin Technology Co Ltd [Member]
Cost Method Investments	432	432
Jetronics International Corp [Member]
Cost Method Investments	1,600	1,600
C Company [Member]
Cost Method Investments	8,962	8,962
Spatial Photonics Inc [Member]
Cost Method Investments	0	6,500
eTurboTouch Technology Inc [Member]
Cost Method Investments	477	715
Oculon Optoelectronics Inc [Member]
Cost Method Investments	309	309
Shinyoptics Corp [Member]
Cost Method Investments	$ 283	$ 283